Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Restricted Cash

3. Restricted Cash

As of December 31, 2023, the balance of $5,166 (December 31, 2022 – $8,253) represents cash collateral held as guarantee for export sales contracts, which are restricted until November 2025 the latest.

	December 31,
	2023	2022
Restricted Cash	$5,166	$8,253
Total Restricted Cash	$5,166	$8,253